Document and Entity Information	Sep. 14, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001899287
Document Type	8-K/A
Document Period End Date	Sep. 14, 2022
Entity Registrant Name	Amprius Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41314
Entity Tax Identification Number	98-1591811
Entity Address, Address Line One	1180 Page Ave
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(800)
Local Phone Number	425-8803
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Amprius Technologies, Inc., a Delaware corporation (the “Company”), filed on September 16, 2022 (the “Original Report”), in which the Company reported, among other events, the consummation of the Business Combination (as defined in the Original Report). This Amendment No. 1 is being filed in order to amend and replace the historical audited financial statements of Legacy Amprius (as defined in the Original Report) as of and for the years ended December 31, 2021 and December 31, 2020 and the related notes provided under Item 9.01(a) of the Original Report, which have been retroactively restated to reflect the effect of the exchange ratio established in the Business Combination. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Legacy Amprius, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference into this Form 8-K/A.
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	AMPX
Security Exchange Name	NYSE
Redeemable Warrants Each Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	AMPX.W
Security Exchange Name	NYSE